Debt - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended				3 Months Ended		9 Months Ended		9 Months Ended					9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Jan. 26, 2011	Sep. 30, 2014 Maximum [Member]	Sep. 30, 2013 Maximum [Member]	Sep. 30, 2014 Senior Secured Credit Facilities [Member]	Jan. 26, 2011 Senior Secured Credit Facilities [Member]	Sep. 30, 2014 Senior Secured Term Loan Facility [Member]	Jan. 26, 2011 Senior Secured Term Loan Facility [Member]	Sep. 30, 2014 Senior Secured Revolving Credit Facility [Member]	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member]	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member]	Sep. 30, 2014 Economic Development Loan [Member]	Sep. 17, 2012 Economic Development Loan [Member]	Jan. 26, 2011 Senior Notes [Member]
Debt Instrument [Line Items]
Senior secured credit facilities										$ 375,000,000		$ 300,000,000			$ 75,000,000
Letters of credit outstanding amount													20,000,000	7,300,000
Availability of senior secured revolving facility													48,500,000	67,700,000
Borrowings outstanding under credit facilities													6,500,000	0
Debt instrument maturity date									Jan. 26, 2016		Jul. 26, 2017
Percentage Excess Cash Flow, mandatory prepayments	50.00%		50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt	25.00%		25.00%
Senior secured leverage ratio									2.0
Excess cash flow prepayment provision									Holdings is required to make mandatory prepayments equal to 50% of Excess Cash Flow (as defined in the Senior Secured Credit Facilities) if the senior secured leverage ratio is greater than 2.0 to 1.0, or 25% of Excess Cash Flow if the senior secured leverage ratio is less than or equal to 2.0 to 1.0.
Aggregate principal amount of Senior Notes	400,000,000		400,000,000		400,000,000	400,000,000
Interest percentage																2.00%		8.625%
Loan amount	709,300,000		709,300,000														500,000
Maturity period of loan																5 years
Annual principal payments																100,000
Principal and interest payments commencing																Oct. 01, 2013
Debt forgiveness received	100,000	100,000	100,000	100,000												100,000
Capitalized interest			100,000	600,000			100,000	100,000
Intercompany loan, amount					100,000,000
Payments related to value-added tax receivables		$ 2,800,000		$ 2,800,000